Currency Gains / (Losses) - Summary of Currency Gains and Losses Included in Income from Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [line items]
Currency gains /(losses)	€ 11	€ (6)	€ 1
Realized exchange gains / (losses) on foreign currency derivatives-net	11	(15)	(46)
Unrealized (losses) / gains on foreign currency derivatives-net	(3)	17	40
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities-net	3	(8)	7
Revenue [member]
Analysis of income and expense [line items]
Currency gains /(losses)	2	2
Cost of sales [member]
Analysis of income and expense [line items]
Currency gains /(losses)	2	(4)	4
Other gains / (losses - net [member]
Analysis of income and expense [line items]
Currency gains /(losses)	€ 7	€ (4)	€ (3)